Derivative instruments - Swap contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
(LOSS) GAIN ON SWAP CONTRACTS
Realized	$ (0.7)	$ 6.7
Unrealized	(0.9)	(4.1)
Total gain (loss)	(1.6)	2.6
Gold
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(1.2)	1.2
Unrealized	(0.4)	(1.2)
Total gain (loss)	(1.6)	0.0
Copper
(LOSS) GAIN ON SWAP CONTRACTS
Realized	0.5	5.5
Unrealized	(0.5)	(2.9)
Total gain (loss)	$ 0.0	$ 2.6